Maturity of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Maturity of Assets and Liabilities
Maturity of Assets and Liabilities

42.  Maturity of Assets and Liabilities:

The table below shows the classification of assets and liabilities as current and non-current as the balance sheet is presented in the order of liquidity without indicating this information.

	As of December 31, 2017
	Less than 12
	months	Over 1 year	Total
	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	—	1,057,393
Transactions in the course of collection	255,968	—	255,968
Financial assets held-for-trading	1,538,578	—	1,538,578
Receivables from repurchase agreements and security borrowing	91,641	—	91,641
Derivative instruments	626,029	621,912	1,247,941
Loans in advance to banks (*)	729,434	30,851	760,285
Loans to customers (*)	9,823,290	15,628,223	25,451,513
Financial assets available-for-sale	1,044,832	481,483	1,526,315
Investments in other companies	—	35,771	35,771
Intangible assets	—	72,455	72,455
Property and equipment	—	216,259	216,259
Investment properties	—	14,306	14,306
Current tax assets	23,032	—	23,032
Deferred tax assets, net	—	161,265	161,265
Other assets	110,662	494,138	604,800
Total Assets	15,300,859	17,756,663	33,057,522

	As of December 31, 2018
	Less than 12
	months	Over 1 year	Total
	MCh$	MCh$	MCh$
Assets
Cash and due from banks	880,081	—	880,081
Transactions in the course of collection	289,194	—	289,194
Financial assets held-for-trading	1,745,366	—	1,745,366
Receivables from repurchase agreements and security borrowing	97,289	—	97,289
Derivative instruments	776,815	737,132	1,513,947
Loans in advance to banks (*)	1,471,955	23,441	1,495,396
Loans to customers (*)	11,070,708	16,855,924	27,926,632
Financial assets at fair value through OCI	606,880	446,311	1,053,191
Investments in other companies	—	42,252	42,252
Intangible assets	—	85,471	85,471
Property and equipment	—	215,872	215,872
Investment properties	—	13,938	13,938
Current tax assets	677	—	677
Deferred tax assets, net	—	192,840	192,840
Other assets	28,478	623,213	651,691
Total Assets	16,967,443	19,236,394	36,203,837

(*)  The respective provisions, which amount to Ch$495,821 million and Ch$585,378 million in 2017 and 2018, respectively, for loans to customers and Ch$264 million and Ch$1,012 million for loans and advances to banks, have not been deducted from these balances.

	As of December 31, 2017
	Less than 12
	months	Over 1 year	Total
	MCh$	MCh$	MCh$
Liabilities
Current accounts and other demand deposits	8,915,706	—	8,915,706
Transactions in the course of payment	29,871	—	29,871
Payables from repurchase agreements and security lending	195,392	—	195,392
Saving accounts and time deposits	9,831,087	236,691	10,067,778
Derivative instruments	653,073	739,922	1,392,995
Borrowings from financial institutions	1,121,026	74,002	1,195,028
Debt issued	1,076,689	5,412,286	6,488,975
Other financial obligations	119,499	17,664	137,163
Current tax liabilities	—	3,453	3,453
Provisions	194,073	464	194,537
Employee benefits	25,159	61,469	86,628
Other liabilities	49,672	258,891	308,563
Total Liabilities	22,211,247	6,804,842	29,016,089

	As of December 31, 2018
	Less than 12
	months	Over 1 year	Total
	MCh$	MCh$	MCh$
Liabilities
Current accounts and other demand deposits	9,584,488	—	9,584,488
Transactions in the course of payment	44,436	—	44,436
Payables from repurchase agreements and security lending	303,820	—	303,820
Saving accounts and time deposits	10,065,943	590,231	10,656,174
Derivative instruments	719,300	808,934	1,528,234
Borrowings from financial institutions	1,437,461	79,298	1,516,759
Debt issued	1,243,357	6,232,195	7,475,552
Other financial obligations	111,024	6,990	118,014
Current tax liabilities	—	20,924	20,924
Provisions	178,486	25,460	203,946
Employee benefits	26,855	65,724	92,579
Other liabilities	36,081	362,724	398,805
Total Liabilities	23,751,251	8,192,480	31,943,731